ALLIANCE
--------------------------------------------------------------------------------
                                GLOBAL STRATEGIC
--------------------------------------------------------------------------------
                                  INCOME TRUST
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                                                                Annual Report
                                                                October 31, 1998

                                                      Alliance Capital [LOGO](R)

LETTER TO SHAREHOLDERS                    Alliance Global Strategic Income Trust
================================================================================

December 28, 1998

Dear Shareholder:

We are pleased to report to you on our strategy, performance and outlook for Alliance Global Strategic Income Trust for the annual reporting period ended October 31, 1998. The Fund is designed for investors who seek high current income and capital appreciation. To achieve this objective, the Fund invests in a wide variety of fixed income markets including U.S. government, agency and corporate securities, U.S. dollar-denominated government bonds of emerging market countries, and non-U.S. dollar denominated bonds of developed and emerging markets.

MARKET OVERVIEW

During the six-month period ended October 31, 1998, global markets suffered from heightened concerns about recession as the financial and economic turmoil in Asia spread to Russia and Latin America.

In the United States, robust growth moderated over the period as a consequence of the global economic slowdown. Manufacturing remained weak while consumer spending continued to provide fuel for the economy. Growth for the second and third quarters were 1.80% and 3.30%, respectively. Inflation continued to be benign and employment strong throughout the period. The Federal Reserve, as a hedge against a slowing global economy, lowered interest rates three times by a quarter of a percentage point each time from 5.50% to 4.75%.

The U.S. bond market, which posted solid gains, provided a safe haven for investors seeking liquidity during periods of global volatility. As investors became more risk averse, U.S. Treasuries outperformed other U.S. fixed income sectors. Treasury yields reached record lows prior to rebounding at the end of the period. The corporate sector, particularly low grade corporates, suffered from the flight to quality.

In the emerging markets, debt prices fell over the six-month period ended October 31, 1998 when renewed volatility in Asia and fiscal problems in Russia heightened investor concerns about all higher yielding asset classes. Investor confidence was briefly restored in July when the International Monetary Fund
(IMF) approved an emergency loan package for the Russian government. However, the downward fall of emerging market debt prices resumed and accelerated in August after the Russian government devalued the ruble and defaulted on its domestic debt. This surprise move by the Russian government led to a general sell-off of emerging market assets as investors moved to lower their portfolios' risk exposure. In September, investor concern shifted to Brazil, which, like Russia, has a semi-fixed currency regime and deficits in both its fiscal and current accounts. After reaching a low in September, emerging market debt prices rebounded in October as the U.S. and other industrial countries began easing monetary policy.

In the developed markets outside of the U.S., government bond returns were augmented by investors' aversion to risk. Traditional safe haven markets benefited from both the flight to quality and the increased probability of monetary easing, while non-safe haven countries suffered from low liquidity. On a hedged basis, only New Zealand and Japan posted stronger gains than the U.S. Treasury market.

In Europe, slower than expected growth, combined with low inflation, led to increased expectations of official interest rate cuts, which drove yields lower. All 11 first round European Monetary Union (EMU) countries posted strong returns in both local and hedged terms. As the EMU inception date approached, the marketplace became less discriminating in its treatment of these 11 markets based on country specific fundamentals.

In Japan, economic problems deepened. Second and third quarter Gross Domestic Product (GDP) growth fell 0.8% and 2.6%, respectively as the newly elected government failed to take credible action towards stimulating its economy. The benchmark Japanese Government Bond yield fell below 1.00%, as investors fled risky investments and braced for deflationary shocks.

In the Dollar bloc countries (Australia, New Zealand and Canada) growth slowed and inflation remained low as a result of falling commodity prices and falling demand from Asia. The New Zealand bond market posted the strongest returns of the three markets, as it continued to benefit from sharp rate cuts made by the central bank to stop the economy from slipping into recession. In Canada, a weak currency and low liquidity helped place the Canadian bond market as the worst performing on both a local and hedged basis.

                                          Alliance Global Strategic Income Trust
================================================================================

INVESTMENT STRATEGY

During the period under review, we decreased our debt holdings in Australia and increased our allocations to the European countries. Additional German government bonds, as well as French and Italian bonds, were added to the Fund's portfolio in anticipation of further interest rate cuts as the 11 members of the EMU moved toward convergence. As interest rate reductions were also anticipated for the U.K., we increased the Fund's U.K. allocation to an overweight position.

Our government holdings in the emerging market sector were trimmed over the six-month period ended October 31, 1998 as investor confidence in that sector was shaken. As an alternative, we increased our allocation to U.S. Treasuries.

INVESTMENT RESULTS

The following table shows how your Fund performed over the past six- and 12-month periods ended October 31, 1998. For comparison, we have included the Lehman Brothers Aggregate Bond Index, a standard measure of the performance of a basket of unmanaged debt securities, and the Lipper Average of Multi-Sector Income Funds, which reflects the average performance of a group of funds with similar investment objectives.

--------------------------------------------------------------------------------
INVESTMENT RESULTS*

Periods Ended October 31, 1998

                                                       Total Returns
                                                 6 Months       12 Months
                                                 --------       ---------

Alliance Global Strategic
  Income Trust
  Class A                                         -6.38%          1.00%
  Class B                                         -6.77%          0.27%
  Class C                                         -6.77%          0.27%

Lipper Multi-Sector
  Income Funds
  Average                                         -5.09%         -0.96%

Lehman Brothers
  Aggregate Bond
  Index                                            5.55%          9.34%

* The Fund's investment results represent total returns and are based on the net asset value of each class of shares as of October 31, 1998. Total returns for Advisor Class shares will differ due to different expenses associated with that class. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

      The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Mortgage-Backed Securities Index, the Asset-Backed Securities Index and the Government/Corporate Bond Index. The unmanaged Lipper Multi-Sector Income Funds Average reflects the performance of 98 funds for the six-month period and 90 funds for the 12-month period ended October 31, 1998. The Average has generally similar investment objectives to your Fund, although investment policies for the various funds may differ. An investor cannot invest directly in the Index or Average.

      Additional investment results appear on page 4.
--------------------------------------------------------------------------------

As of October 31, 1998, the Fund's total investments based on issuing country were distributed as follows:

PORTFOLIO DISTRIBUTION BY COUNTRY

   [The following table was depicted as a pie chart in the printed material.]

                    Other                   13.75%
                    United States           37.94%
                    Mexico                   2.86%
                    Ecuador                  3.17%
                    Norway                   3.80%
                    Sweden                   4.33%
                    Argentina                5.10%
                    France                   6.43%
                    Italy                    6.45%
                    Germany                  6.77%
                    United Kingdom           9.40%

Over the past six-month period, your Fund underperformed both of its benchmarks. On a 12-month basis, your Fund underperformed the U.S. based Lehman Brothers Aggregate Bond Index and outperformed the Lipper Multi-Sector Income Funds Average, which holds market segments similar to the Fund.

Over the six-month period, our holdings in Russia dampened performance. The Russian market posted the worst returns among the emerging markets over the six- and 12-month periods as a result of the government defaulting on its debt and the devaluation of the ruble. Our allocation to U.S. and U.K. positions, particularly U.S. Treasuries, enhanced performance.

                                          Alliance Global Strategic Income Trust
================================================================================

ECONOMIC OUTLOOK

While the outlook for global recession has diminished, we continue to project a slower growth trajectory to the global economy in 1999.

In the U.S., economic activity is expected to slow further with growth estimates centered around 2% for the next year. Further interest rate reductions to sustain growth by the Federal Reserve are likely in 1999. U.S. interest rates, as well as inflation, should remain low and the U.S. Treasury market will continue to provide a safe haven during times of volatility.

In Europe, growth is expected to slow to less than 2% in 1999 from 2.4% in 1998. Inflation should remain benign. Recent interest rate reductions in Europe may be followed by additional rate cuts in 1999 to offset the effects of the global slowdown.

Our outlook for emerging market debt has improved during the past month as a concerted effort by the Group of Seven (G7) industrial countries has been made to avert further spread of economic and financial malaise. First, the U.S. Federal Reserve, along with other G7 countries, has begun easing monetary policy in an effort to lower the risk of slower economic growth. Second, the Japanese yen has strengthened sharply against the U.S. dollar, relieving pressure on exchange rates and interest rates elsewhere in Asia. Finally, after a favorable outcome in recent presidential elections, Brazil, with 40 billion dollars of assistance from the IMF, has been hastily addressing its fiscal problems, helping restore investor confidence in global markets. Though these positive developments have caused a significant rebound in emerging market debt prices recently, emerging market economies continue to be very sensitive to global economic growth, financial market liquidity and commodity prices.

Thank you for your continued interest and investment in Alliance Global Strategic Income Trust. We look forward to reporting to you again on market activity and the Fund's investment results in the coming periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman


/s/ Douglas Peebles

Douglas Peebles
Vice President

--------------------------------------------------------------------------------
Shares of the Fund are not deposits or obligations of, guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES         Alliance Global Strategic Income Trust
================================================================================

Alliance Global Strategic Income Trust seeks to provide high current monthly income and, secondarily, capital appreciation. The Trust invests in a wide variety of fixed income markets including U.S. government and agency securities, U.S. corporate securities, U.S. dollar-denominated government bonds of emerging market countries and non-U.S. dollar-denominated bonds of developed and emerging markets.

Investment Results
================================================================================

NAV and SEC Total Returns as of October 31, 1998

                             ----------------------
                                 Class A Shares
                             ----------------------

                                                       Without          With
                                                    Sales Charge    Sales Charge
                                                    ----------------------------
One Year                                                1.00%          -3.30%
Since Inception*                                       12.25%          10.54%

SEC Yield**                                             6.68%

                             ----------------------
                                 Class B Shares
                             ----------------------

                                                       Without          With
                                                    Sales Charge    Sales Charge
                                                    ----------------------------
One Year                                                0.27%          -2.40%
Since Inception*                                       11.74%          11.42%

SEC Yield**                                             6.30%

                             ----------------------
                                 Class C Shares
                             ----------------------

                                                       Without          With
                                                    Sales Charge    Sales Charge
                                                    ----------------------------
One Year                                                0.27%          -0.62%
Since Inception*                                       11.75%          11.75%

SEC Yield**                                             6.30%

SEC Total Returns as of the most recent quarter-end (September 30, 1998)

                          Class A            Class B             Class C
                          -------            -------             -------

1 Year                    -6.00%             -5.05%              -3.32%
Since Inception*          10.56%             11.53%              11.87%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

*     Inception: 1/9/96, Class A; 3/21/96, Class B and C.

** SEC Yields are based on SEC guidelines and are calculated on 30 days ended October 31, 1998.

                                          Alliance Global Strategic Income Trust
================================================================================

ALLIANCE GLOBAL STRATEGIC INCOME TRUST
GROWTH OF A $10,000 INVESTMENT
1/31/96* TO 10/31/98

                                 [GRAPH OMITTED]

      This chart illustrates the total value of an assumed $10,000 investment in Alliance Global Strategic Income Trust Class A shares (from 1/31/96 to 10/31/98) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

      The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Mortgage-Backed Securities Index, the Asset-Backed Securities Index and the Government/Corporate Bond Index.

      The unmanaged Lipper Multi-Sector Income Funds Average reflects performance of 56 funds. These funds have generally similar investment objectives to Alliance Global Strategic Income Trust, although the investment policies of some funds included in the average may vary.

      When comparing Alliance Global Strategic Income Trust to the index and average shown above, you should note that no charges or expenses are reflected in the performance of the index. Lipper results include fees and expenses.

--------------------------------------------------------------------------------

* Month-end nearest to Fund's Class A share inception date of 1/9/96.

PORTFOLIO OF INVESTMENTS
October 31, 1998                          Alliance Global Strategic Income Trust
================================================================================

                                     Principal
                                      Amount
                                      (000)       U.S. $ Value
--------------------------------------------------------------------------------
ARGENTINA-5.0%
CORPORATE DEBT
   OBLIGATIONS-3.5%
CIA Radiocomunic Moviles
   9.25%, 5/08/08 (a).......  US$      3,000     $  2,640,000
Perez Companc, SA
   8.13%, 7/15/07 (a)(b)....           1,000          837,500
                                                 ------------
                                                    3,477,500
                                                 ------------

GOVERNMENT
   OBLIGATION-1.5%
Republic of Argentina
   Pensioner-Bocon
   Series 1 FRN
   3.05%, 4/01/07 (b).......  ARS      2,386        1,493,538
                                                 ------------

Total Argentinian Securities
   (cost $5,896,262)........                        4,971,038
                                                 ------------

BRAZIL-0.3%
CORPORATE DEBT
   OBLIGATION-0.3%
Trikem, SA
   10.63%, 7/24/07 (a)(b)
   (cost $499,901)..........  US$        500          265,000
                                                 ------------

CANADA-2.6%
CORPORATE DEBT
   OBLIGATION-0.3%
Clearnet Communications
   10.40%, 5/15/08 (b)(c)...  CAD      1,000          281,918
                                                 ------------

GOVERNMENT
   OBLIGATION-2.3%
Government of Canada
   5.25%, 9/01/03...........           3,500        2,316,397
                                                 ------------

Total Canadian Securities
   (cost $2,741,648)........                        2,598,315
                                                 ------------

COLOMBIA-0.9%
GOVERNMENT
   OBLIGATION-0.9%
Republic of Colombia
   8.63%, 4/01/08
   (cost $1,209,888)........  US$      1,200          933,000
                                                 ------------

DENMARK-2.8%
GOVERNMENT
   OBLIGATION-2.8%
Kingdom of Denmark
   7.00%, 11/15/07 (b)
   (cost $2,445,808)........  DKK     15,000        2,779,820
                                                 ------------

DOMINICAN
   REPUBLIC-1.5%
CORPORATE DEBT
   OBLIGATION-1.5%
Tricom, SA
   11.38%, 9/01/04 (a)
   (cost $1,791,404)........  US$      2,000     $  1,505,000
                                                 ------------

ECUADOR-3.1%
CORPORATE DEBT
   OBLIGATION-0.4%
Conecel Holdings, Ltd.
   14.00%, 10/01/00
   (a)(b)(d)................           1,000          375,000
                                                 ------------

GOVERNMENT
   OBLIGATION-2.7%
Ecuador Global
   3.50%, 2/28/25...........           6,000        2,715,000
                                                 ------------

Total Ecuadorian Securities
   (cost $3,591,845)........                        3,090,000
                                                 ------------

FRANCE-6.3%
CORPORATE DEBT
   OBLIGATION-0.7%
Remy Cointreau, SA
   10.00%, 7/30/05 (a)(b)...  XEU        750          685,779
                                                 ------------

GOVERNMENT
   OBLIGATIONS-5.6%
Government of France
   4.50%, 7/12/03 (b).......  FRF     21,000        3,890,849
   8.50%, 10/25/08 (b)......           7,000        1,688,113
                                                 ------------
                                                    5,578,962
                                                 ------------

Total French Securities
   (cost $6,223,504)........                        6,264,741
                                                 ------------

GERMANY-6.6%
GOVERNMENT
   OBLIGATION-6.6%
Republic of Germany
   6.00%, 7/04/07 (b)
   (cost $6,566,752)........  DEM      9,700        6,597,265
                                                 ------------

HONG KONG-0.7%
CORPORATE DEBT
   OBLIGATION-0.7%
DAO Heng Bank
   7.75%, 1/24/07 (a) (b)
   (cost $830,469)..........  US$      1,000          763,316
                                                 ------------

                                          Alliance Global Strategic Income Trust
================================================================================

                                     Shares or
                                     Principal
                                      Amount
                                      (000)       U.S. $ Value
--------------------------------------------------------------------------------
ITALY-6.3%
GOVERNMENT
   OBLIGATIONS-6.3%
Republic of Italy
   6.25%, 3/01/02 (b).......  ITL  2,000,000     $  1,312,147
   6.25%, 5/15/02 (b).......       6,000,000        3,949,623
   8.25%, 7/01/01 (b).......       1,500,000        1,018,897
                                                 ------------

Total Italian Securities
   (cost $5,625,543)........                        6,280,667
                                                 ------------

MEXICO-2.8%
CORPORATE DEBT
   OBLIGATION-0.8%
Petroleos Mexicanos
   9.25%, 3/30/18 (a).......  US$      1,000          815,000
                                                 ------------

GOVERNMENT
   OBLIGATIONS-2.0%
Mexican Treasury Bills
   25.80%, 6/03/99 (b)(e)...  MXP      5,050          413,446
   20.35%, 11/19/98 (b)(e)..           7,312          710,699
United Mexican States
   8.75%, 5/30/02 (b).......  GBP        600          846,258
                                                 ------------
                                                    1,970,403
                                                 ------------

Total Mexican Securities
   (cost $3,323,024)........                        2,785,403
                                                 ------------

NETHERLANDS-1.9%
CORPORATE DEBT
   OBLIGATIONS-1.9%
Versatel Telecom, BV
   13.25%, 5/15/08..........  US$      2,000        1,860,000
   warrants,
   expiring 5/15/08.........               2           20,000
                                                 ------------

Total Dutch Securities
   (cost $1,920,493)........                        1,880,000
                                                 ------------

NORWAY-3.7%
GOVERNMENT
   OBLIGATIONS-3.7%
Kingdom of Norway
   5.75%, 11/30/04 (b)......  NOK     23,000        3,165,861
   9.00%, 1/31/99 (b).......           3,900          530,623
                                                 ------------

Total Norwegian Securities
   (cost $3,703,772)........                        3,696,484
                                                 ------------

POLAND-1.0%
CORPORATE DEBT
   OBLIGATIONS-1.0%
Central Euro Media
   8.13%, 8/15/04...........  DEM      1,410          489,495

                                     Principal
                                      Amount
                                      (000)       U.S. $ Value
--------------------------------------------------------------------------------
Netia Holdings, BV
   Series B
   11.00%, 11/01/07
   (a)(b)(c)................  DEM      2,000     $    567,530
                                                 ------------

Total Polish Securities
   (cost $1,483,477)........                        1,057,025
                                                 ------------

QUATAR-0.4%
CORPORATE DEBT
   OBLIGATION-0.4%
Ras Laffan Liquid
   Natural Gas
   8.29%, 3/15/14 (b)
   (cost $462,945)..........  US$        450          355,434
                                                 ------------

RUSSIA-0.6%
GOVERNMENT
   OBLIGATIONS-0.6%
Russian IAN FRN
   6.625%, 12/15/15 (b).....              34            3,303
Russian Principal Loans
   FRN
   6.625%, 12/15/20 (f).....           8,000          610,400
                                                 ------------

Total Russian Securities
   (cost $4,303,239)........                          613,703
                                                 ------------

SOUTH AFRICA-0.6%
CORPORATE DEBT
   OBLIGATIONS-0.6%
Development Bank of
   South Africa
   18.59%, 12/31/27 (b).....  ZAR     50,000          160,786
European Bank for
   Reconstruction &
   Development
   Zero coupon, 12/31/29
   (b)(g)...................          50,000          205,449
International Bank for
   Reconstruction &
   Development
   Zero coupon, 2/17/26
   (b)(g)...................          50,000          266,190
                                                 ------------

Total South African
   Securities
   (cost $1,435,830)........                          632,425
                                                 ------------

PORTFOLIO OF INVESTMENTS (continued)      Alliance Global Strategic Income Trust
================================================================================

                                     Principal
                                      Amount
                                      (000)       U.S. $ Value
--------------------------------------------------------------------------------
SWEDEN-4.2%
GOVERNMENT
   OBLIGATIONS-4.2%
Government of Sweden
   8.00%, 8/15/07 (b).......  SEK      6,500     $  1,033,129
   10.25%, 5/05/03 (b)......          20,000        3,180,909
                                                 ------------

Total Swedish Securities
   (cost $4,155,816)........                        4,214,038
                                                 ------------

UNITED KINGDOM-9.2%
CORPORATE DEBT
   OBLIGATIONS-3.7%
HMV Media Group Plc.
   10.88%, 5/15/08 (a)......  US$      1,250        1,680,378
Ineos Plc.
   8.63%, 4/30/05 (b).......  DEM        700          329,439
RSL Communications Plc.
   10.00%, 3/15/08 (b)(c)...           3,000        1,086,760
William Hill Finance
   10.63%, 4/30/08 (a)(b)...  GBP        400          595,310
                                                 ------------
                                                    3,691,887
                                                 ------------

GOVERNMENT
   OBLIGATION-5.5%
U. K. Treasury Gilts
   9.00%, 10/13/08 (b)......  GBP      2,500        5,461,751
                                                 ------------

Total United Kingdom
   Securities
   (cost $9,772,468)........                        9,153,638
                                                 ------------

UNITED STATES-37.0%
CONVERTIBLE BOND-0.0%
Viatel, Inc.
   10.00%, 4/15/11 (a)......  DEM         38           12,337
                                                 ------------

CORPORATE DEBT
   OBLIGATIONS-10.6%
Asian Development Bank
   5.59%, 7/16/18...........  US$      1,000        1,022,480
Comcast Cable
   Communications
   8.88%, 5/01/17...........           1,500        1,827,315
Derby Cycle Corp.
   9.38%, 5/15/08 (b).......  DEM        700          335,990
Federal-Mogul Corp.
   7.88%, 7/01/10...........  US$      1,000          977,190

                                     Shares or
                                     Principal
                                      Amount
                                      (000)       U.S. $ Value
--------------------------------------------------------------------------------
InterAmericas Communication
   14.00%, 10/27/07
   (a)(b)(h)................  US$        500     $    237,500
ICO Global Communication
   15.00%, 8/01/05..........           1,000          620,000
Iridium LLC Capital Corp.
   Series B
   14.00%, 7/15/05 (a)(b)...             500          427,500
   Series D
   10.88%, 7/15/05..........             500          380,000
Niagara Mohawk Power
   Series F
   7.63%, 10/01/05..........           1,000        1,031,476
NTL, Inc.
   9.50%, 4/01/08...........  GBP      1,850        2,539,610
OpTel Inc.
   Series B
   13.00%, 2/15/05 (b)(i)...  US$        500          487,500
Providian Capital I
   9.53%, 2/01/27 (a)(b)....             400          455,419
Viatel, Inc.
   12.40%, 4/15/08 (a)(b)(c)  DEM        700          198,635
                                                 ------------
                                                   10,540,615
                                                 ------------

PREFERRED STOCKS-2.6%
Fuji JGB Inv. LLC
   9.87%, 12/31/49 (a)......           1,500          878,793
Nextel Communications
   Series E
   11.13%, 2/15/10 (a)(b)(j)               1          919,590
Tokai Capital Co. LLC
   9.98%, 12/29/49 (a)......           1,000          791,883
                                                 ------------
                                                    2,590,266
                                                 ------------

U.S. GOVERNMENT
   AGENCY
   OBLIGATION-3.5%
FNMA
   6.88%, 6/07/02 (b).......  GBP      2,000        3,475,432
                                                 ------------

                                          Alliance Global Strategic Income Trust
================================================================================

                                     Principal
                                      Amount
                                      (000)       U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT
   OBLIGATIONS-19.8%
U.S. Treasury Bonds
   3.625%, 4/15/28 (TIPS)...  US$      2,018     $  2,019,092
   13.75%, 8/15/04..........           6,000        8,776,878
U.S. Treasury Notes
   5.50%, 2/15/08...........           4,500        4,805,158
   5.75%, 4/30/03...........           4,000        4,226,252
                                                 ------------
                                                   19,827,380
                                                 ------------

TIME DEPOSIT-0.5%
Dresdner Bank
   5.56%, 11/02/98..........             500          500,000
                                                 ------------

Total United States
   Securities
   (cost $37,753,751).......                     $ 36,946,030
                                                 ------------

TOTAL INVESTMENTS-97.5%
   (cost $105,737,839)......                       97,382,342
Other assets less
   liabilities-2.5%.........                        2,450,860
                                                 ------------

NET ASSETS-100%.............                     $ 99,833,202
                                                 ============

--------------------------------------------------------------------------------

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to $15,006,904 or 15.03% of net assets.

(b) Securities, or a portion thereof, with an aggregate market value of $53,390,164, have been segregated to collateralize forward exchange currency contracts.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)   Consists of $1,000,000 notes and 6,750 shares of warrants.

(e)   Annualized yield to maturity at purchase date.

(f)   Coupon consists of 3.3125% cash payments and 3.3125% paid-in-kind Russian
      IAN.

(g) Unit consists of 1 senior discount note and 2.77 junior subordinate debentures.

(h)   Consists of $500,000 notes and 17,500 shares of warrants.

(i)   Consists of $500,000 senior notes and 500 shares of common stock.

(j)   PIK (paid-in-kind) preferred quarterly stock payments.

      Glossary of terms:

      FNMA - Federal National Mortgage Association.
      FRN  - Floating Rate Note.
      IAN  - Interest Arrears Note.
      TIPS - Treasury Inflation Protection Securities.

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1998                          Alliance Global Strategic Income Trust
================================================================================

ASSETS
   Investments in securities, at value (cost $105,737,839)....... $  97,382,342
   Cash, at value (cost $1,230,712)..............................     1,256,387
   Interest receivable...........................................     2,563,805
   Receivable for capital stock sold.............................       628,772
   Receivable for investment securities sold.....................        23,858
   Deferred organization expenses................................        66,913
                                                                  -------------
   Total assets..................................................   101,922,077
                                                                  -------------

LIABILITIES
   Payable for investment securities purchased...................     1,201,559
   Dividend payable..............................................       279,966
   Payable for capital stock sold................................       162,128
   Distribution fee payable......................................        67,483
   Advisory fee payable..........................................        62,356
   Unrealized depreciation of forward exchange currency
     contracts...................................................        34,083
   Accrued expenses and other liabilities........................       281,300
                                                                  -------------
   Total liabilities.............................................     2,088,875
                                                                  -------------
NET ASSETS....................................................... $  99,833,202
                                                                  =============

COMPOSITION OF NET ASSETS
   Capital stock, at par......................................... $       9,816
   Additional paid-in capital....................................   109,879,922
   Distributions in excess of net investment income..............    (1,602,856)
   Accumulated net realized gain on investments and foreign
     currency transactions.......................................        62,562
   Net unrealized depreciation of investments and foreign
     currency denominated assets and liabilities.................    (8,516,242)
                                                                  -------------
                                                                  $  99,833,202
                                                                  =============

CALCULATION OF MAXIMUM OFFERING PRICE
   Class A Shares
   Net asset value and redemption price per share
     ($24,575,972 / 2,415,307 shares of capital stock issued
     and outstanding)............................................       $10.18
   Sales charge--4.25% of public offering price..................         0.45
                                                                        ------
   Maximum offering price........................................       $10.63
                                                                        ======

   Class B Shares
   Net asset value and offering price per share
     ($58,057,633 / 5,709,444 shares of capital stock issued
     and outstanding)............................................       $10.17
                                                                        ======

   Class C Shares
   Net asset value and offering price per share
     ($16,066,634 / 1,579,754 shares of capital stock issued
     and outstanding)............................................       $10.17
                                                                        ======

   Advisor Class Shares
   Net asset value, redemption and offering price per share
     ($1,132,963 / 111,290 shares of capital stock
     issued and outstanding).....................................       $10.18
                                                                        ======

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 1998               Alliance Global Strategic Income Trust
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $    6,143,594
EXPENSES
   Advisory fee.........................................................     $      512,829
   Distribution fee - Class A...........................................             59,801
   Distribution fee - Class B...........................................            389,539
   Distribution fee - Class C...........................................             86,600
   Custodian............................................................            175,497
   Administration.......................................................            129,000
   Transfer agency......................................................            114,817
   Audit and legal......................................................            108,088
   Registration.........................................................             56,072
   Printing.............................................................             48,087
   Directors' fees......................................................             30,245
   Amortization of organization expenses................................             29,930
   Miscellaneous........................................................              5,536
                                                                             --------------
   Total expenses.......................................................          1,746,041
   Less: expenses waived and assumed by Adviser (see Note B)............           (129,000)
                                                                             --------------
   Net expenses.........................................................                             1,617,041
                                                                                                --------------
   Net investment income................................................                             4,526,553
                                                                                                --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on investment transactions.........................                             1,298,527
   Net realized loss on foreign currency transactions...................                            (1,222,354)
   Net change in unrealized depreciation of:
     Investments........................................................                            (7,942,139)
     Foreign currency denominated assets and liabilities................                                87,741
                                                                                                --------------
   Net loss on investments..............................................                            (7,778,225)
                                                                                                --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS..............................                        $   (3,251,672)
                                                                                                ==============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                             Alliance Global Strategic Income Trust
================================================================================

                                                                               Year Ended         Year Ended
                                                                               October 31,        October 31,
                                                                                  1998               1997
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $    4,526,553     $    1,111,926
   Net realized gain on investments and foreign currency transactions...             76,173          1,785,344
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities................         (7,854,398)          (827,989)
                                                                             --------------     --------------
   Net increase (decrease) in net assets from operations................         (3,251,672)         2,069,281
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A............................................................         (1,411,993)          (382,874)
     Class B............................................................         (2,495,352)          (581,432)
     Class C............................................................           (556,457)          (147,620)
     Advisor Class......................................................            (62,751)                -0-
   Distributions in excess of net investment income
     Class A............................................................           (488,490)          (142,461)
     Class B............................................................           (964,594)          (253,949)
     Class C............................................................           (214,532)           (64,814)
     Advisor Class......................................................            (17,887)                -0-
   Net realized gain on investments
     Class A............................................................           (429,062)           (22,494)
     Class B............................................................           (663,991)           (23,190)
     Class C............................................................           (138,457)           (10,520)
CAPITAL STOCK TRANSACTIONS
   Net increase.........................................................         74,331,248         31,913,077
                                                                             --------------     --------------
   Total increase.......................................................         63,636,010         32,353,004
NET ASSETS
   Beginning of year....................................................         36,197,192          3,844,188
                                                                             --------------     --------------
   End of year (including undistributed net investment income of $70,179
     at October 31, 1997)...............................................     $   99,833,202     $   36,197,192
                                                                             ==============     ==============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 1998                          Alliance Global Strategic Income Trust
================================================================================

NOTE A: Significant Accounting Policies

Alliance Global Strategic Income Trust, Inc. (the "Fund") was incorporated in the State of Maryland on October 25, 1995 as a non-diversified, open-end management investment company. Prior to commencement of operations on January 9, 1996, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10,000 shares of Class A shares for the aggregate amount of $100,000 on December 18, 1995. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market, securities listed on a foreign securities market whose operations are similar to the United States over-the-counter market and securities listed on a national securities exchange whose primary market is believed to be over-the-counter are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains or losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) of foreign currency denomi-

NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Global Strategic Income Trust
================================================================================

nated assets and liabilities represents net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates.

3. Organization Expenses

Organization expenses of approximately $151,270 have been deferred and are being amortized on a straight-line basis through January 2001.

4. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as an adjustment to interest income.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency gains, resulted in a net decrease in accumulated net realized gain on investments and foreign currency transactions and a corresponding decrease in distributions in excess of net investment income. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of .75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis of 1.90%, 2.60%, 2.60% and 1.60% of the average daily net assets for the Class A, Class B, Class C and Advisor Class shares, respectively.

Pursuant to the Advisory Agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 1998, the Adviser agreed to waive fees for certain legal and accounting services in the amount of $129,000.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $52,472 for the year ended October 31, 1998.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $14,823 from the sale of Class A shares and $113,731, and $6,451 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended October 31, 1998.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the average daily net

                                          Alliance Global Strategic Income Trust
================================================================================

assets attributable to the Class A shares and up to 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,116,405 and $401,676 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $151,498,782 and $102,827,854, respectively, for the year ended October 31, 1998. There were purchases of $26,914,764 and sales of $11,823,344 of U.S. government and government agency obligations for the year ended October 31, 1998.

At October 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $2,472,813 and gross unrealized depreciation of investments was $10,828,310, resulting in net unrealized depreciation of $8,355,497 (excluding foreign currency transactions).

1. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At October 31, 1998, the Fund had outstanding forward exchange currency contracts, as follows:

                                                        U.S. $
                                          Contract     Value on         U.S. $      Unrealized
                                           Amount     Origination      Current     Appreciation
                                            (000)        Date           Value     (Depreciation)
                                          --------    -----------      -------    --------------
Forward Exchange Currency
Buy Contracts

Canadian Dollars,
   settling 12/15/98..............           2,579    $1,677,575     $1,671,693     $   (5,882)
Danish Krone,
   settling 12/03/98..............          30,374     4,849,620      4,823,436        (26,184)

NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Global Strategic Income Trust
================================================================================

                                                        U.S. $
                                          Contract     Value on        U.S. $       Unrealized
                                           Amount     Origination      Current     Appreciation
                                            (000)        Date           Value     (Depreciation)
                                          --------    -----------      -------    --------------
Forward Exchange Currency
Buy Contracts (continued)

Deutsche Marks,
   settling 11/27/98..............           2,464    $1,502,332     $1,489,343     $  (12,989)
Japanese Yen,
   settling 11/19/98..............         379,600     3,222,411      3,264,666         42,255

Forward Exchange Currency
Sale Contracts

British Pounds,
   settling 11/17/98..............           8,727    14,607,128     14,598,642          8,486
Canadian Dollars,
   settling 12/15/98..............           6,809     4,410,638      4,413,182         (2,544)
Danish Krone,
   settling 11/03/98-12/03/98.....          46,760     7,129,492      7,427,080       (297,588)
Deutsche Marks,
   settling 12/18/98..............          44,260    27,070,258     26,780,829        289,429
European Currency Unit,
   settling 11/30/98..............             750       880,425        891,466        (11,041)
French Francs,
   settling 12/18/98..............          20,922     3,843,089      3,773,664         69,425
Japanese Yen,
   settling 11/19/98..............         379,600     3,263,692      3,264,666           (974)
Swedish Krona,
   settling 11/19/98..............          31,869     3,998,669      4,085,145        (86,476)
                                                                                    ----------
                                                                                    $  (34,083)
                                                                                    ==========

2. Option Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added

                                          Alliance Global Strategic Income Trust
================================================================================

to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. For the year ended October 31, 1998, the Fund did not engage in any options transactions.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                       ---------------------------------     ---------------------------------
                                                    SHARES                                AMOUNT
                                       ---------------------------------     ---------------------------------
                                         Year Ended         Year Ended         Year Ended         Year Ended
                                         October 31,        October 31,        October 31,        October 31,
                                            1998               1997               1998               1997
                                       --------------     --------------     --------------     --------------
Class A
Shares sold.......................          1,598,361          1,031,467     $   17,759,050     $   11,857,018
Shares issued in reinvestment of
   dividends and distributions....            132,962             23,531          1,459,025            268,816
Shares converted from Class B.....             14,015              3,566            151,910             40,424
Shares redeemed...................           (460,665)          (139,876)        (4,969,798)        (1,591,569)
                                       --------------     --------------     --------------     --------------
Net increase......................          1,284,673            918,688     $   14,400,187     $   10,574,689
                                       ==============     ==============     ==============     ==============
Class B
Shares sold.......................          4,986,132          1,904,244     $   55,353,973     $   21,544,554
Shares issued in reinvestment of
   dividends and distributions....            142,636             26,698          1,558,164            304,645
Shares converted to Class A.......            (14,015)            (3,566)          (151,910)           (40,424)
Shares redeemed...................         (1,050,901)          (355,663)       (11,262,473)        (4,010,478)
                                       --------------     --------------     --------------     --------------
Net increase......................          4,063,852          1,571,713     $   45,497,754     $   17,798,297
                                       ==============     ==============     ==============     ==============
Class C
Shares sold.......................          1,453,523            425,583     $   15,925,299     $    4,822,709
Shares issued in reinvestment of
   dividends and distributions....             24,272              5,283            264,273             60,139
Shares redeemed...................           (281,009)          (117,161)        (3,002,847)        (1,342,757)
                                       --------------     --------------     --------------     --------------
Net increase......................          1,196,786            313,705     $   13,186,725     $    3,540,091
                                       ==============     ==============     ==============     ==============

NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Global Strategic Income Trust
================================================================================

                                       ---------------------------------     ---------------------------------
                                                    SHARES                                AMOUNT
                                       ---------------------------------     ---------------------------------
                                       December 18, 1997*                    December 18, 1997*
                                             to                                    to
                                       October 31, 1998                      October 31, 1998
                                       ----------------                      ----------------
Advisor Class
Shares sold.......................            105,163                        $    1,180,306
Shares issued in reinvestment of
   dividends and distributions....              6,251                                67,683
Shares redeemed...................               (124)                               (1,407)
                                       --------------                        --------------
Net increase......................            111,290                        $    1,246,582
                                       ==============                        ==============

--------------------------------------------------------------------------------

NOTE F: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility ("the Facility") intended to provide for short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 1998.

--------------------------------------------------------------------------------

*     Commencement of distribution.

FINANCIAL HIGHLIGHTS                      Alliance Global Strategic Income Trust
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  -------------------------------------------
                                                                                  CLASS A
                                                                  -------------------------------------------
                                                                   Year Ended October 31,   January 9, 1996(a)
                                                                  -----------------------           to
                                                                   1998            1997      October 31, 1996
                                                                  ------          -------   -----------------
Net asset value, beginning of period.......................       $11.46          $ 10.83         $ 10.00
                                                                  ------          -------         -------

Income From Investment Operations

Net investment income (b)(c)...............................          .78              .74             .69
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions...........................         (.64)            1.02             .95
                                                                  ------          -------         -------
Net increase in net asset value from operations............          .14             1.76            1.64
                                                                  ------          -------         -------

Less: Dividends and Distributions

Dividends from net investment income.......................         (.78)            (.75)           (.81)
Distributions in excess of net investment income...........         (.28)            (.28)             -0-
Distributions from net realized gains on investments.......         (.36)            (.10)             -0-
                                                                  ------          -------         -------
Total dividends and distributions..........................        (1.42)           (1.13)           (.81)
                                                                  ------          -------         -------
Net asset value, end of period.............................       $10.18          $ 11.46         $ 10.83
                                                                  ======          =======         =======

Total Return

Total investment return based on net asset value (d).......         1.00%           16.83%          17.31%

Ratios/Supplemental Data

Net assets, end of period (000's omitted)..................      $24,576          $12,954          $2,295
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements.................         1.89%            1.90%           1.90%(e)
   Expenses, before waivers/reimbursements.................         2.08%            4.06%          19.20%(e)
   Net investment income...................................         7.08%            6.56%           8.36%(e)
Portfolio turnover rate....................................          183%             417%            282%

--------------------------------------------------------------------------------

See footnote summary on page 22.

FINANCIAL HIGHLIGHTS (continued)          Alliance Global Strategic Income Trust
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  -------------------------------------------
                                                                                  CLASS B
                                                                  -------------------------------------------
                                                                  Year Ended October 31,     March 21, 1996(f)
                                                                  -----------------------           to
                                                                   1998            1997      October 31, 1996
                                                                  -----------------------    ----------------
Net asset value, beginning of period.......................       $11.46          $ 10.83         $  9.97
                                                                  ------          -------         -------

Income From Investment Operations

Net investment income (b)(c)...............................          .69              .66             .41
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions...........................         (.63)            1.03            1.01
                                                                  ------          -------         -------
Net increase in net asset value from operations............          .06             1.69            1.42
                                                                  ------          -------         -------

Less: Dividends and Distributions

Dividends from net investment income.......................         (.69)            (.67)           (.56)
Distributions in excess of net investment income...........         (.30)            (.29)             -0-
Distributions from net realized gains on investments.......         (.36)            (.10)             -0-
                                                                  ------          -------         -------
Total dividends and distributions..........................        (1.35)           (1.06)           (.56)
                                                                  ------          -------         -------
Net asset value, end of period.............................       $10.17          $ 11.46         $ 10.83
                                                                  ======          =======         =======

Total Return

Total investment return based on net asset value (d).......          .27%           16.12%          14.47%

Ratios/Supplemental Data

Net assets, end of period (000's omitted)..................      $58,058          $18,855            $800
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements.................         2.58%            2.60%           2.60%(e)
   Expenses, before waivers/reimbursements.................         2.76%            4.76%          19.57%(e)
   Net investment income...................................         6.41%            5.86%           7.26%(e)
Portfolio turnover rate....................................          183%             417%            282%

--------------------------------------------------------------------------------

See footnote summary on page 22.

                                          Alliance Global Strategic Income Trust
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  -------------------------------------------
                                                                                  CLASS C
                                                                  -------------------------------------------
                                                                  Year Ended October 31,     March 21, 1996(f)
                                                                  -----------------------           to
                                                                   1998            1997      October 31, 1996
                                                                  -----------------------    ----------------
Net asset value, beginning of period.......................       $11.46          $ 10.83         $  9.97
                                                                  ------          -------         -------

Income From Investment Operations

Net investment income (b)(c)...............................          .68              .66             .39
Net realized and unrealized gain (loss) on investments and
   foreign currency transactions...........................         (.62)            1.03            1.03
                                                                  ------          -------         -------
Net increase in net asset value from operations............          .06             1.69            1.42
                                                                  ------          -------         -------

Less: Dividends and Distributions

Dividends from net investment income.......................         (.68)            (.67)           (.56)
Distributions in excess of net investment income...........         (.31)            (.29)             -0-
Distributions from net realized gains on investments.......         (.36)            (.10)             -0-
                                                                  ------          -------         -------
Total dividends and distributions..........................        (1.35)           (1.06)           (.56)
                                                                  ------          -------         -------
Net asset value, end of period.............................       $10.17          $ 11.46         $ 10.83
                                                                  ======          =======         =======

Total Return

Total investment return based on net asset value (d).......          .27%           16.12%          14.47%

Ratios/Supplemental Data

Net assets, end of period (000's omitted)..................      $16,067           $4,388            $750
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements.................         2.58%            2.60%           2.60%(e)
   Expenses, before waivers/reimbursements.................         2.77%            4.77%          19.49%(e)
   Net investment income...................................         6.43%            5.86%           7.03%(e)
Portfolio turnover rate....................................          183%             417%            282%

--------------------------------------------------------------------------------

See footnote summary on page 22.

FINANCIAL HIGHLIGHTS (continued)          Alliance Global Strategic Income Trust
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              ----------------
                                                                  ADVISOR
                                                                   CLASS
                                                              ----------------
                                                                December 18,
                                                                  1997(f)
                                                                    to
                                                              October 31, 1998
                                                              ----------------

Net asset value, beginning of period............................  $ 11.09
                                                                  -------

Income From Investment Operations

Net investment income (b)(c)....................................      .85
Net realized and unrealized loss on investments and
   foreign currency transactions................................     (.84)
                                                                  -------
Net increase in net asset value from operations.................      .01
                                                                  -------

Less: Dividends and Distributions

Dividends from net investment income............................     (.85)
Distributions in excess of net investment income................     (.07)
                                                                  -------
Total dividends and distributions...............................     (.92)
                                                                  -------
Net asset value, end of period..................................  $ 10.18
                                                                  =======

Total Return

Total investment return based on net asset value(d).............      .07%

Ratios/Supplemental Data

Net assets, end of period (000's omitted).......................  $ 1,133
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements......................     1.58%(e)
   Expenses, before waivers/reimbursements......................     1.77%(e)
   Net investment income........................................     7.64%(e)
Portfolio turnover rate.........................................      183%

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f)   Commencement of distribution.

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                      Alliance Global Strategic Income Trust
================================================================================

To the Shareholders and Board of Directors
Alliance Global Strategic Income Trust, Inc.

We have audited the accompanying statement of assets and liabilities of Alliance Global Strategic Income Trust, Inc. (the "Fund"), including the portfolio of investments, as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Global Strategic Income Trust, Inc. at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

New York, New York
December 2, 1998

                                          Alliance Global Strategic Income Trust
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Douglas J. Peebles, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Juan J. Rodriguez, Controller

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

Fixed Income

Alliance Bond Fund
     U.S. Government Portfolio
     Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

Tax-Free Income

Alliance Municipal Income Fund
     California Portfolio
     Insured California Portfolio
     Insured National Portfolio
     National Portfolio
     New York Portfolio
Alliance Municipal Income Fund II
     Arizona Portfolio
     Florida Portfolio
     Massachusetts Portfolio
     Michigan Portfolio
     Minnesota Portfolio
     New Jersey Portfolio
     Ohio Portfolio
     Pennsylvania Portfolio
     Virginia Portfolio

Money Market

AFD Exchange Reserves

Growth

The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

Growth & Income

Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

Aggressive Growth

Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

International

Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

Institutional

Premier Growth
Quasar
Real Estate Investment

Closed-End Funds

Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund The Southern Africa Fund

Cash Management Services

ACM Institutional Reserves
     Government Portfolio
     Prime Portfolio
     Tax-Free Portfolio
     Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
     California Portfolio
     Connecticut Portfolio
     Florida Portfolio
     General Portfolio
     Massachusetts Portfolio
     New Jersey Portfolio
     New York Portfolio
     Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
     Prime Portfolio
     Government Portfolio
     General Municipal Portfolio

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

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

                                                                ---------------
ALLIANCE GLOBAL STRATEGIC INCOME TRUST                             BULK RATE
1345 Avenue of the Americas                                      U.S. POSTAGE
New York, NY 10105                                                   PAID
(800) 221-5672                                                   New York, NY
                                                                Permit No. 7131
                                                                ---------------

AllianceCapital [LOGO](R)

This report is intended solely for distribution to current shareholders of the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GSIAR